Jan. 31, 2022
Large Cap Fund
LARGE CAP FUND
Investment Objective:
FMI Large Cap Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases	No Sales Charge	No Sales Charge

Maximum Deferred Sales Charge (Load)	No Deferred Sales Charge	No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	No Sales Charge	No Sales Charge

Redemption Fee (transfer agent charge of $15 for each wire redemption)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.64%		0.64%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.18%		0.04%
Shareholder Servicing Fees	0.14%		None
Remaining Other Expenses	0.04%		0.04%
Total Annual Fund Operating Expenses		0.82%		0.68%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$84	$262	$455	$1,014
Institutional Class	$69	$218	$379	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may also invest in medium capitalization companies.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:
•Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as the novel coronavirus (COVID-19), or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
•Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
•Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
•Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.
•Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the Russell 1000® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the indexes, please see “Index Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmifunds.com/current-performance/.
FMI Large Cap Fund – Investor Class (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 15.81% (quarter ended December 31, 2020) and the lowest total return for a quarter was -23.43% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2021)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Five Years	Ten Years	Since Institutional Class Inception (October 31, 2016)
FMI Large Cap Fund ‑ Investor Class
Return before taxes	18.64%	13.13%	13.23%	N/A
Return after taxes on distributions	14.39%	9.99%	10.72%	N/A
Return after taxes on distributions and sale of Fund shares	13.87%	9.92%	10.41%	N/A
FMI Large Cap Fund – Institutional Class
Return before taxes	18.80%	13.28%	N/A	14.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%	19.11%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%	12.52%

Common Stock Fund
COMMON STOCK FUND
Investment Objective:
FMI Common Stock Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases	No Sales Charge	No Sales Charge

Maximum Deferred Sales Charge (Load)	No Deferred Sales Charge	No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	No Sales Charge	No Sales Charge

Redemption Fee (transfer agent charge of $15 for each wire redemption)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.83%		0.83%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.18%		0.07%
Shareholder Servicing Fees	0.11%		None
Remaining Other Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses		1.01%		0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$103	$322	$558	$1,236
Institutional Class	$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:
•Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as the novel coronavirus (COVID-19), or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
•Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
•Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
•Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the indexes, please see “Index Descriptions” in the Prospectus. The Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Fund”). The Predecessor Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Fund is the accounting survivor of the reorganization. Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund. The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmifunds.com/current-performance/.
FMI Common Stock Fund – Investor Class (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 24.90% (quarter ended December 31, 2020) and the lowest total return for a quarter was -27.14% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2021)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2021)	One Year	Five Years	Ten Years	Since Institutional Class Inception (October 31, 2016)
FMI Common Stock Fund – Investor Class
Return before taxes	30.64%	12.38%	12.01%	N/A
Return after taxes on distributions	27.05%	10.42%	9.93%	N/A
Return after taxes on distributions and sale of Fund shares	20.48%	9.47%	9.35%	N/A
FMI Common Stock Fund – Institutional Class
Return before taxes	30.76%	12.50%	N/A	14.35%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%	14.53%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%	12.30%

International Fund
INTERNATIONAL FUND
Investment Objective:
FMI International Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases	No Sales Charge	No Sales Charge

Maximum Deferred Sales Charge (Load)	No Deferred Sales Charge	No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	No Sales Charge	No Sales Charge

Redemption Fee (transfer agent charge of $15 for each wire redemption)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.20%		0.06%
Shareholder Servicing Fees	0.14%		None
Remaining Other Expenses	0.06%		0.06%
Total Annual Fund Operating Expenses		0.94%		0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$96	$300	$520	$1,155
Institutional Class	$82	$255	$444	$990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency hedging transactions.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:
•Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as the novel coronavirus (COVID-19), or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
•Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
•Currency Hedging Risk: The Fund generally hedges a significant portion of its foreign stock investments against foreign currency changes in an effort to have its returns more closely reflect the market performance of its investments, rather than the value of the currency. To the extent the Fund hedges portions of its portfolio, its relative performance may differ from that of unhedged portfolios or indices. There is no guarantee the hedges will fully protect against adverse currency movements.
•Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
•Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the indexes, please see “Index Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmifunds.com/current-performance/.
FMI International Fund – Investor Class (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 16.94% (quarter ended December 31, 2020) and the lowest total return for a quarter was -28.24% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2021)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts IRAs. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2021)				Since Institutional Class Inception (October 31, 2016)
	One Year	Five Years	Ten Years
FMI International Fund – Investor Class
Return before taxes	13.83%	6.87%	9.32%	N/A
Return after taxes on distributions	13.38%	6.07%	8.54%	N/A
Return after taxes on distributions and sale of Fund shares	9.30%	5.28%	7.47%	N/A
FMI International Fund – Institutional Class
Return before taxes	13.95%	7.00%	N/A	7.21%
MSCI EAFE® (LOC) (reflects no deduction for fees, expenses or taxes)	18.70%	8.36%	10.09%	9.27%
MSCI EAFE®(LOC) Value (reflects no deduction for fees, expenses or taxes)	17.99%	4.16%	7.86%	5.64%
MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)	11.26%	9.55%	8.03%	9.51%
MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)	10.89%	5.34%	5.81%	5.95%

FMI International Fund II - Currency Unhedged
FMI INTERNATIONAL FUND II – CURRENCY UNHEDGED
Investment Objective:
FMI International Fund II – Currency Unhedged seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases	No Sales Charge	No Sales Charge

Maximum Deferred Sales Charge (Load)	No Deferred Sales Charge	No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	No Sales Charge	No Sales Charge

Redemption Fee (transfer agent charge of $15 for each wire redemption)	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.56%		0.41%
Shareholder Servicing Fees	0.15%		None
Remaining Other Expenses	0.41%		0.41%
Total Annual Fund Operating Expenses		1.31%		1.16%
Fee Waiver and/or Expense Reimbursement(1)		-0.31%		-0.26%
Net Annual Fund Operating Expenses		1.00%		0.90%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to net annual fund operating expenses for the first year and total annual fund operating expenses for the remaining years.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$102	$385	$688	$1,552
Institutional Class	$92	$343	$613	$1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund will generally not hedge its perceived foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals: •Stock Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, such as the novel coronavirus (COVID-19), or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.
•Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.
•Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether held directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by ETFs in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, as the positions are not hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments, including foreign political and economic risk not associated with domestic investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
•Geographic Concentration Risk: Concentrating investments in a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.
•Large Capitalization Companies Risk: Large capitalization companies may grow more slowly than the overall economy and tend to go in and out of favor based on market and economic conditions, and the Fund may underperform investments that focus on small or medium capitalization companies.
•Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. No performance information is available for the Investor Class shares since that class is currently not available for purchase. For additional information on the indexes, please see “Index Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website at www.fmifunds.com/current-performance/.
FMI International Fund II – Currency Unhedged – Institutional Class (Annual total return as of 12/31)

During the two year period shown on the bar chart, the highest total return for the Fund’s Institutional Class shares for a quarter was 20.58% (quarter ended December 31, 2020) and the lowest total return for a quarter was -29.25% (quarter ended March 31, 2020). The inception date of the Fund was December 31, 2019.
Average Annual Total Returns(for the period ended December 31, 2021)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts IRAs. After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.

Average Annual Total Returns (for the period ended December 31, 2021)		Since Institutional Class Inception (December 31, 2019)
	One Year
FMI International Fund II – Currency Unhedged – Institutional Class
Return before taxes	9.22%	6.55%
Return after taxes on distributions	8.54%	6.17%
Return after taxes on distributions and sale of Fund shares	6.67%	5.28%
MSCI EAFE® (USD) (reflects no deduction for fees, expenses or taxes)	11.26%	9.53%
MSCI EAFE® (USD) Value (reflects no deduction for fees, expenses or taxes)	10.89%	3.91%